SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of bonds payable				¥ 133,959
Interest expense and amortization cost of 2025 and 2026 Convertible Notes (Note 19)	¥ 59,429		¥ 58,350	25,919
Interest expense on bank and other borrowings	222,918		172,328	103,925
Interest expense on finance leases	90,679		104,088	124,567
Total interest costs	373,026		334,766	388,370
Less: Total interest costs capitalized	(60,854)		(61,461)	(53,420)
Interest expenses, net	¥ 312,172	$ 43,969	¥ 273,305	¥ 334,950